CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 78		$ 33,023	$ (16,481)	$ 16,620
Balance (in Shares) at Dec. 31, 2020	8,758,037
Shares and warrants issuance - Private Investment in Public Equity ("PIPE"), net	$ 12		5,542	0	5,554
Shares and warrants issuance - Private Investment in Public Equity ("PIPE"), net (in Shares)	1,304,346
Share-based compensation to employees and directors			367	0	367
Share-based compensation to employees and directors, (in Shares)	0
Share-based compensation to service providers	$ 0		206	0	206
Share-based compensation to service providers (in Shares)	0
Net loss and comprehensive loss	$ 0		0	(3,742)	(3,742)
Balance at Jun. 30, 2021	$ 90		39,138	(20,223)	19,005
Balance (in Shares) at Jun. 30, 2021	10,062,383
Balance at Dec. 31, 2021	$ 94		41,715	(23,727)	18,082
Balance (in Shares) at Dec. 31, 2021	10,482,056
Share-based compensation to employees and directors			430	0	430
Share-based compensation to employees and directors, (in Shares)	0
Shares issuance to service providers		[1]	0	0		[1]
Shares issuance to service providers (in Shares)	152,110
Share-based compensation to service providers	$ 0		206	0	206
Share-based compensation to service providers (in Shares)	0
Net loss and comprehensive loss	$ 0		0	(3,517)	(3,517)
Balance at Jun. 30, 2022	$ 94		$ 42,351	$ (27,244)	$ 15,201
Balance (in Shares) at Jun. 30, 2022	10,634,166

[1]	Less than $1.